CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Amortized cost	$ 66,934	$ 188,826